Unaudited Interim Condensed Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease [Abstract]
Net income/ (loss):	$ (105,197)	$ (3,870)
Other comprehensive loss:
Unrealized losses from cash flow hedges during the period before reclassifications	(4,827)	0
Less: Reclassification adjustments of losses from cash flow hedges included in net loss during the period	1,718	0
Other comprehensive loss	(3,109)	0
Comprehensive income / (loss)	$ (108,306)	$ (3,870)